Deferred Revenues (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Hilton HHonors points sales [member]	Oct. 31, 2013 Hilton HHonors points sales [member]	Dec. 31, 2012 Hilton HHonors points sales [member]	Dec. 31, 2013 Other deferred revenues [member]	Dec. 31, 2012 Other deferred revenues [member]
Deferred Revenue Arrangement [Line Items]
Deferred revenues	$ 544	$ 674	$ 82	$ 597	$ 650	$ 0	$ 77	$ 82